Intangible Assets (Details) - Schedule of Company’s Amortization Expenses	Dec. 31, 2023 USD ($)
Schedule of Company’s Amortization Expenses [Abstract]
2024	$ 85,526
2025	85,526
2026	84,722
2027	84,454
2028	84,454
Thereafter	3,491,235
Total	$ 3,915,917